Accounts Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounts Payable [Abstract]
Schedule of Accounts Payable

Accounts payable are summarized as follow:

	As of
	September 30, 2025	December 31, 2024
Procurement of Materials	$27,062,205	$22,804,612
Infrastructure& Equipment	229,443	209,899
Freight fee	365,494	88,433
Total	$27,657,142	$23,102,944

Accounts payable are summarized as follow:

	As of
	December 31, 2024	December 31, 2023
Procurement of Materials	$22,804,612	$25,011,515
Infrastructure& Equipment	209,899	43,530
Freight fee	88,433	217,483
Total	$23,102,944	$25,272,528